Loss per share -Schedule of Potentially Dilutive Securities (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [line items]
Potentially dilutive securities	14,668,591	11,334,313	11,189,349	9,893,089
Equity Incentive Plan 2019 - Share Options
Earnings per share [line items]
Potentially dilutive securities	9,725,094	6,326,518	8,625,415	5,759,262
Equity Incentive Plan 2019 - RSUs
Earnings per share [line items]
Potentially dilutive securities	2,473,429	594,955	1,731,530	451,761
Conversion of the principal amount of convertible loans into the Company’s common shares
Earnings per share [line items]
Potentially dilutive securities	0	4,412,840	0	3,682,066
Outstanding Warrants
Earnings per share [line items]
Potentially dilutive securities	2,470,068	0	832,404	0